SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Schedule of Concentration Risk) (Details) (Suppliers concentration risk [Member], USD $)	Dec. 31, 2014	Dec. 31, 2013
Advances and prepayments to raw material suppliers [Member] | Supplier A [Member]
Advances to suppliers and advances for purchase of property, plant and equipment [Line Items]
Amount of concentration risk	$ 6,986,882	$ 5,627,400
Advances and prepayments to raw material suppliers [Member] | Supplier B [Member]
Advances to suppliers and advances for purchase of property, plant and equipment [Line Items]
Amount of concentration risk		4,346,638
Advances and prepayments to equipment suppliers [Member] | Supplier A [Member]
Advances to suppliers and advances for purchase of property, plant and equipment [Line Items]
Amount of concentration risk	265,932	272,560
Advances and prepayments to equipment suppliers [Member] | Supplier B [Member]
Advances to suppliers and advances for purchase of property, plant and equipment [Line Items]
Amount of concentration risk	265,126	271,734
Advances and prepayments to equipment suppliers [Member] | Supplier C [Member]
Advances to suppliers and advances for purchase of property, plant and equipment [Line Items]
Amount of concentration risk	$ 258,679	$ 265,127